Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Payments Under Non-cancelable Agreements with Initial Terms of One-Year or More
Future minimum payments under
non-cancelable
agreements for bandwidth and property management fees consist of the following as of December 31, 2022:

	RMB	US$
	(In millions)
2023	287	42
2024	105	15
2025	44	6
2026	22	3
2027	4	1
Thereafter	25	4

	487	71

Future Minimum Payments For Non-cancelable Agreements For Licensed Copyrights and Produced Content
Future minimum payments under
non-cancelable
agreements for licensed copyrights and produced content consist of the following as of December 31, 2022:

	RMB	US$
	(In millions)
2023	5,156	748
2024	3,622	525
2025	2,636	382
2026	1,261	183
2027	105	15
Thereafter	202	29

	12,982	1,882